AB Large Cap Growth Fund, Inc.

Portfolio of Investments

April 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.9%
Information Technology – 27.2%
Communications Equipment – 1.6%
Arista Networks, Inc.(a)	424,854	$93,170,482
Motorola Solutions, Inc.	561,539	80,754,924

		173,925,406

Electronic Equipment, Instruments & Components – 1.2%
Amphenol Corp. - Class A	373,645	32,977,907
Cognex Corp.	766,342	42,332,732
IPG Photonics Corp.(a)	425,060	54,973,010

		130,283,649

IT Services – 8.0%
Euronet Worldwide, Inc.(a)	838,384	76,930,116
PayPal Holdings, Inc.(a)	2,610,313	321,068,499
Visa, Inc. - Class A	2,790,161	498,657,574

		896,656,189

Semiconductors & Semiconductor Equipment – 4.5%
ASML Holding NV ADR	319,530	92,162,038
NVIDIA Corp.	359,106	104,959,502
QUALCOMM, Inc.	530,980	41,772,197
Texas Instruments, Inc.	325,420	37,771,499
Xilinx, Inc.	2,549,818	222,854,093

		499,519,329

Software – 11.9%
Adobe, Inc.(a)	517,290	182,934,435
ANSYS, Inc.(a)	88,908	23,278,782
Microsoft Corp.	4,726,613	847,056,316
Paycom Software, Inc.(a)	299,646	78,213,599
Slack Technologies, Inc. - Class A(a)	2,690,922	71,820,708
Splunk, Inc.(a)	308,175	43,255,443
Tyler Technologies, Inc.(a)	270,669	86,800,842

		1,333,360,125

		3,033,744,698

Health Care – 25.3%
Biotechnology – 5.1%
Regeneron Pharmaceuticals, Inc.(a)	397,831	209,211,366
Vertex Pharmaceuticals, Inc.(a)	1,425,955	358,199,896

		567,411,262

Health Care Equipment & Supplies – 8.9%
ABIOMED, Inc.(a) (b)	377,586	72,213,323
Align Technology, Inc.(a)	543,000	116,663,550
Edwards Lifesciences Corp.(a)	1,179,025	256,437,938
IDEXX Laboratories, Inc.(a)	414,567	115,083,799
Intuitive Surgical, Inc.(a)	658,681	336,506,949

Company	Shares	U.S. $ Value

Stryker Corp.	526,624	$98,178,512

		995,084,071

Health Care Providers & Services – 4.7%
UnitedHealth Group, Inc.	1,796,728	525,489,038

Health Care Technology – 1.0%
Veeva Systems, Inc. - Class A(a)	583,937	111,415,180

Life Sciences Tools & Services – 2.1%
Illumina, Inc.(a)	562,310	179,393,759
Mettler-Toledo International, Inc.(a)	73,200	52,699,608

		232,093,367

Pharmaceuticals – 3.5%
Zoetis, Inc.	2,996,898	387,528,880

		2,819,021,798

Communication Services – 14.5%
Entertainment – 2.1%
Electronic Arts, Inc.(a)	1,918,736	219,234,775
Take-Two Interactive Software, Inc.(a)	156,151	18,902,079

		238,136,854

Interactive Media & Services – 12.4%
Alphabet, Inc. - Class C(a)	589,078	794,465,936
Facebook, Inc. - Class A(a)	2,865,875	586,673,271

		1,381,139,207

		1,619,276,061

Consumer Discretionary – 14.3%
Hotels, Restaurants & Leisure – 1.0%
Domino’s Pizza, Inc.	301,640	109,172,565

Internet & Direct Marketing Retail – 6.0%
Amazon.com, Inc.(a)	238,170	589,232,580
Booking Holdings, Inc.(a)	27,410	40,582,424
Etsy, Inc.(a)	675,789	43,838,432

		673,653,436

Specialty Retail – 5.1%
Burlington Stores, Inc.(a)	701,682	128,190,285
Home Depot, Inc. (The)	1,119,934	246,195,091
TJX Cos., Inc. (The)	2,531,404	124,165,366
Ulta Beauty, Inc.(a)	342,635	74,667,019

		573,217,761

Textiles, Apparel & Luxury Goods – 2.2%
NIKE, Inc. - Class B	2,798,764	243,996,246

		1,600,040,008

Company	Shares	U.S. $ Value

Consumer Staples – 5.3%
Beverages – 3.6%
Monster Beverage Corp.(a)	6,462,158	$399,425,986

Food & Staples Retailing – 1.7%
Costco Wholesale Corp.	623,120	188,805,360

		588,231,346

Industrials – 4.2%
Building Products – 1.3%
Allegion PLC	1,418,538	142,619,811

Commercial Services & Supplies – 0.7%
Copart, Inc.(a)	983,767	78,809,574

Electrical Equipment – 0.3%
AMETEK, Inc.	435,540	36,528,740

Industrial Conglomerates – 1.5%
Roper Technologies, Inc.	505,103	172,255,276

Machinery – 0.4%
IDEX Corp.	250,977	38,557,596

		468,770,997

Materials – 1.7%
Chemicals – 1.7%
Sherwin-Williams Co. (The)	355,554	190,708,499

Financials – 0.4%
Capital Markets – 0.4%
S&P Global, Inc.	142,450	41,720,756

Total Common Stocks (cost $7,449,507,850)		10,361,514,163

SHORT-TERM INVESTMENTS – 7.5%
Investment Companies – 7.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.35%(c) (d) (e) (cost $834,735,969)	834,735,969	834,735,969

Total Investments – 100.4% (cost $8,284,243,819)(f)		11,196,250,132
Other assets less liabilities – (0.4)%		(39,264,636)

Net Assets – 100.0%		$11,156,985,496

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of April 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,981,214,057 and gross unrealized depreciation of investments was $(69,207,744), resulting in net unrealized appreciation of $2,912,006,313.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Large Cap Growth Fund, Inc.

April 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$10,361,514,163	$—	$—	$10,361,514,163
Short-Term Investments	834,735,969	—	—	834,735,969

Total Investments in Securities	11,196,250,132	—	—	11,196,250,132
Other Financial Instruments(b)	—	—	—	—

Total	$11,196,250,132	$—	$—	$11,196,250,132

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2020 is as follows:

Fund	Market Value 07/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$927,789	$2,095,856	$2,188,909	$834,736	$10,411